Document and Entity Information	Apr. 28, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2021
Entity Registrant Name	HAVERTY FURNITURE COMPANIES INC
Entity Incorporation, State or Country Code	MD
Entity File Number	001-14445
Entity Tax Identification Number	58-0281900
Entity Address, Address Line One	780 Johnson Ferry Road
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30342
City Area Code	404
Local Phone Number	443-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000216085
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	HVT
Security Exchange Name	NYSE
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	HVTA
Security Exchange Name	NYSE